Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt

We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances have both fixed and floating interest rates. As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, the long-term debt presented below is primarily hedged in a fair value or cash flow hedge relationship. See Note 16 for further information on qualifying hedge contracts.

       Following is a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments for debt assumed in the Wachovia acquisition, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2012. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

			December 31,
			2012	2011
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2013-2035	1.25-6.75%	$44,623	38,002	(1)
Floating-rate notes	2013-2048	0.059-3.480	10,996	17,872	(1)
Structured notes (2)	2013-2052		3,633	1,359
Total senior debt - Parent			59,252	57,233
Subordinated
Fixed-rate notes	2013-2035	4.375-7.574%	11,340	12,041
Floating-rate notes	2015-2016	0.653-0.710	1,165	1,141
Total subordinated debt - Parent			12,505	13,182
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2068	5.625-7.950%	4,221	6,951
Floating-rate notes	2027	0.840-1.340	255	247
Total junior subordinated debt - Parent (3)			4,476	7,198
Total long-term debt - Parent			76,233	77,613
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2013	6.00%	1,331	1,326
Floating-rate notes	2017-2040	0.06-0.53	170	72
Floating-rate extendible notes (4)	2014	0.359-0.380	4,450	-
Fixed-rate advances - Federal Home Loan Bank (FHLB)	2013-2031	3.83 - 8.17	216	500
Floating-rate advances - FHLB	2013	0.403-0.411	2,002	2,101
Structured notes (2)	2013-2025		163	238
Capital leases (Note 7)	2013-2023		12	116
Total senior debt - Bank			8,344	4,353
Subordinated
Fixed-rate notes	2013-2038	4.75-7.74%	14,153	15,882
Floating-rate notes	2014-2017	0.520-3.652	1,617	1,976
Total subordinated debt - Bank			15,770	17,858
Junior subordinated
Floating-rate notes	2027	0.88-0.99%	294	286
Total junior subordinated debt - Bank (3)			294	286
Long-term debt issued by VIE - Fixed rate	2013-2052	0.00-7.00%	1,542	2,103
Long-term debt issued by VIE - Floating rate	2020-2052	0.339-31.835	1,826	2,748
Mortgage notes and other debt	2013-2062	0.00-12.50	16,976	14,854
Total long-term debt - Bank			44,752	42,202

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			December 31,
			2012	2011
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2013-2019	2.774-4.38%	5,968	5,154
FixFloat notes	2020	6.795% through 2015, varies	20	20
Total senior debt - Other consolidated subsidiaries			5,988	5,174
Junior subordinated
Floating-rate notes	2027	0.813%	155	155
Total junior subordinated debt - Other
consolidated subsidiaries (3)			155	155
Long-term debt issued by VIE - Fixed rate	2015-2023	5.16-6.34%	105	81
Long-term debt issued by VIE - Floating rate	2015	1.606	10	-
Mortgage notes and other debt of subsidiaries	2013-2018	3.50-6.00	136	129
Total long-term debt - Other consolidated subsidiaries			6,394	5,539
Total long-term debt			$127,379	125,354

  On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes that matured on June 15, 2012. These notes were guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program (TLGP) and were backed by the full faith and credit of the United States.
  A significant portion consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 16 – Free-standing derivatives. In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.
  Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.
  Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis. The maturity of the notes may not be extended beyond 2018.

The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2012, in each of the following five years and thereafter, is presented in the following table.

(in millions)	Parent	Company
2013	$10,192	15,961
2014	7,821	15,579
2015	8,582	12,763
2016	13,510	17,864
2017	9,283	13,454
Thereafter	26,845	51,758
Total	$76,233	127,379

As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2012, we were in compliance with all the covenants.